1998 SEMIANNUAL REPORT


IDS
Global
Balanced Fund


The goal of IDS Global Balanced Fund, a part of IDSGlobal Series, Inc., is to provide a balance of growth of capital and current income.


      American Express Financial Advisors

      Distributed by American Express Financial Advisors Inc.

(icon of) scale of globes

An international blend

IDS Global Balanced Fund offers a logical first step for investors who want to have some exposure to foreign markets, but also want to avoid the greater volatility of a portfolio consisting of only foreign stocks.


Contents

From the chairman                            3
From the portfolio managers                  3
The Fund's ten largest holdings              5
Financial statements                         6
Notes to financial statements                9
Investments in securities                   22
Board members and officers                  34
IDS mutual funds                            35

 To our shareholders


      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when declines in certain Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

      The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.


      William R. Pearce
     (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio managers

      Robust stock and bond markets in the U.S. and in Europe set the stage for a strong performance by IDS Global Balanced Fund during the first half of the fiscal year. For the six months -- November 1997 through April 1998 -- the Fund's Class A shares generated a total return of 14.2%.

      The period got off to a slow start, as the aftershock of last October's financial collapse in Asia was still being felt around the world. The Fund's exposure to Asian markets was minimal and confined to Singapore, Hong Kong and Japan. Still, the turmoil did have some effect, and the Fund managed only a slight advance through January.

      The next three months were far more productive. Buoyed by ongoing low inflation, a healthy economy and generally good corporate profits, the U.S. stock market mounted a powerful advance. In Europe, where stocks enjoyed a boost from a trend toward corporate restructuring, returns were even better.


      U.S. and Europe are
      chief exposures

      The Fund was well positioned to take advantage of the upturns, as the great majority of its holdings were in those markets, the U.S. portion being the largest. In Europe, we spread our investments among several countries, including France, the United Kingdom, Italy, Germany, Sweden, Norway and Finland. We began the period with a small exposure to Japanese stocks, but eliminated those holdings last winter.

      As for the stock/bond mix, we started out with a majority of the portfolio (just over 50%) invested in bonds. As the period progressed and the environment for equities improved, we shifted the emphasis to stocks, finishing the period with a mix of 59% stocks, 35% bonds and 6% in cash-equivalent investments. All told, the largest investment exposure was to the U.S., followed by Europe.

      Although the worst appears to be over in Asia and security prices remain attractively low, we think it is too early to make any meaningful commitment to those markets. Therefore, we plan to continue our investment focus on continental Europe and the U.S. The bulk of the investments remains in stocks, complemented by government and corporate bonds in those two parts of the world.



      Peter Lamaison
     (picture of ) Peter Lamaison
      Peter Lamaison
      Portfolio Manager




      Ray Goodner
     (picture of) Ray Goodner
      Ray Goodner
      Portfolio Manager

      To our shareholders


Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

April 30, 1998       $   6.01

Oct. 31, 1997        $   5.33

Increase             $   0.68


Distributions
Nov. 1, 1997 - April 30, 1998


From income          $   0.06

From capital gains   $     --

Total distributions  $   0.06

Total return*           14.2%**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

April 30, 1998       $   5.99

Oct. 31, 1997        $   5.31

Increase             $   0.68


Distributions
Nov. 1, 1997 - April 30, 1998


From income          $   0.05

From capital gains   $     --

Total distributions  $   0.05

Total return*           13.7%**

Class Y
 6-month performance

(All figures per share)

Net asset value (NAV)

April 30, 1998       $   6.01

Oct. 31, 1997        $   5.33

Increase             $   0.68


Distributions
Nov. 1, 1997 - April 30, 1998


From income          $   0.07

From capital gains   $     --

Total distributions  $   0.07

Total return*           14.2%**



      * The prospectus discusses the effect of sales charges, if any, on the various classes.

      ** The total return is a hypothetical investment in the Fund with all distributions reinvested.

      The Fund's ten largest holdings


                                                   Percent         Value
                                    (of Fund's net assets)(as of April 30, 1998)

       ING Groep (Netherlands)                        2.14%        $1,800,411

       Rhone-Poulenc Cl A (France)                    1.89          1,587,094

       Banque Natl de Paris (France)                  1.73          1,450,741

       Telecom Italia (Italy)                         1.60          1,345,688

       Treuhandanstalt (Germany)                      1.47          1,231,906

       3.98% 2003
       Intel (United States)                          1.41          1,179,863

       Great Universal Stores (United Kingdom)        1.33          1,118,166

       Federal Republic of Germany (Germany)          1.33          1,117,152

       3.33% 2016
       Interpublic Group of Cos (United States)       1.30          1,095,456

       Pfizer (United States)                         1.27          1,069,838


       Excludes U.S. Treasury and government agencies holdings.

      Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

      For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.


(icon of) pie chart


      The ten holdings listed here make up 15.47% of the Fund's net assets



      Financial statements


      Statement of assets and liabilities
      IDS Global Balanced Fund
      April 30, 1998



                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1) (identified cost $73,828,412)                        $83,135,573
 Cash in bank on demand deposit                                                                        364,922
 Dividends and accrued interest receivable                                                             805,742
 Receivable for investment securities sold                                                               8,436
 Organizational cost                                                                                        33
 Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 5)                       26
                                                                                                            --
 Total assets                                                                                       84,314,732
                                                                                                    ----------

                                  Liabilities

 Payable for investment securities purchased                                                           262,255
 Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 5)                       58
 Accrued investment management services fee                                                              1,787
 Accrued distribution fee                                                                                  669
 Accrued service fee                                                                                       396
 Accrued transfer agency fee                                                                               151
 Accrued administrative services fee                                                                       136
 Open option contracts written, at value (premium received $3,725) (Note 6)                              3,725
 Other accrued expenses                                                                                 37,622
                                                                                                        ------
 Total liabilities                                                                                     306,799
                                                                                                       -------
 Net assets applicable to outstanding capital stock                                                $84,007,933
                                                                                                   -----------

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                           $   139,911
 Additional paid-in capital                                                                         73,854,648
 Undistributed net investment income                                                                    40,226
 Accumulated net realized gain (loss)                                                                  660,500
 Unrealized appreciation (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies                                                9,312,648
                                                                                                     ---------
 Total-- representing net assets applicable to outstanding capital stock                           $84,007,933
                                                                                                   ===========
 Net assets applicable to outstanding shares:             Class A                                  $50,900,155
                                                          Class B                                  $33,106,539
                                                          Class Y                                  $     1,239
 Net asset value per share of outstanding capital stock:  Class A shares       8,466,004           $      6.01
                                                          Class B shares       5,524,844           $      5.99
                                                          Class Y shares             206           $      6.01



 See accompanying notes to financial statements.






      Statement of operations
      IDS Global Balanced Fund
      Six months ended April 30, 1998




                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                          $  190,107
 Interest                                                                                              831,047
      Less foreign taxes withheld                                                                      (24,645)
                                                                                                       -------
 Total income                                                                                          996,509
                                                                                                       -------
 Expenses (Note 2):
 Investment management services fee                                                                    253,681
 Distribution fee -- Class B                                                                            93,872
 Transfer agency fee                                                                                    64,179
 Incremental transfer agency fee-- Class B                                                               1,747
 Service fee
      Class A                                                                                           34,207
      Class B                                                                                           21,885
 Administrative services fees and expenses                                                              18,874
 Compensation of board members                                                                           4,594
 Custodian fees                                                                                         15,425
 Postage                                                                                                 7,859
 Registration fees                                                                                       6,919
 Audit fees                                                                                              6,500
 Other                                                                                                   7,467
                                                                                                         -----
 Total expenses                                                                                        537,209
      Earnings credits on cash balances (Note 2)                                                        (4,453)
                                                                                                        ------
 Total net expenses                                                                                    532,756
                                                                                                       -------
 Investment income (loss) -- net                                                                       463,753
                                                                                                       -------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions (Note 3)                                                                   586,512
      Financial futures contracts                                                                           10
      Foreign currency transactions                                                                     67,344
                                                                                                        ------
 Net realized gain (loss) on investments                                                               653,866
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies                             7,921,764
                                                                                                     ---------
 Net gain (loss) on investments and foreign currencies                                               8,575,630
                                                                                                     ---------
 Net increase (decrease) in net assets resulting from operations                                    $9,039,383
                                                                                                    ==========

 See accompanying notes to financial statements.




      Financial statements


      Statements of changes in net assets
      IDS Global Balanced Fund




                                  Operations and distributions

                                                                          April 30, 1998        For the period
                                                                        Six months ended      from Nov. 3,1996*
                                                                             (Unaudited)      to Oct. 31, 1997

Investment income (loss)-- net                                               $   463,753           $   453,136
 Net realized gain (loss) on investments                                         653,866               128,780
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies       7,921,764             1,390,884
                                                                               ---------             ---------
 Net increase (decrease) in net assets resulting from operations               9,039,383             1,972,800
                                                                               ---------             ---------
 Distributions to shareholders from:
      Net investment income
          Class A                                                               (365,115)             (256,330)
          Class B                                                               (148,308)              (99,742)
          Class Y                                                                    (11)                  (16)
      Net realized gain
          Class A                                                                (81,058)                   --
          Class B                                                                (51,691)                   --
          Class Y                                                                     (3)                   --
                                                                                     ----                 ----
 Total distributions                                                            (646,186)             (356,088)
                                                                                --------              --------

                                  Capital share transactions (Note 4)

 Proceeds from sales
      Class A shares (Note 2)                                                 17,535,418            31,350,589
      Class B shares                                                          11,984,245            19,600,987
 Reinvestment of distributions at net asset value
      Class A shares                                                             424,876               246,035
      Class B shares                                                             196,983                98,569
      Class Y shares                                                                  14                    16
 Payments for redemptions
      Class A shares                                                          (2,802,181)           (1,997,729)
      Class B shares (Note 2)                                                 (1,547,203)           (1,095,595)
                                                                              ----------            ----------
 Increase (decrease) in net assets from capital share transactions            25,792,152            48,202,872
                                                                              ----------            ----------
 Total increase (decrease) in net assets                                      34,185,349            49,819,584
 Net assets at beginning of period                                            49,822,584                 3,000
 Net assets at end of period                                                 $84,007,933           $49,822,584
                                                                             -----------           -----------
 Undistributed net investment income                                         $    40,226           $    89,907
                                                                             -----------           -----------

 *Commencement of operations.

 See accompanying notes to financial statements.



 Notes to financial statements


      IDS Global Balanced Fund
      (Unaudited as to April 30, 1998)



  1

Summary of
significant
accounting policies




      The Fund is a series of IDS Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company. The Fund invests primarily in equity and debt securities of companies throughout the world. IDS Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. On Nov. 12, 1996, American Express Financial Corporation (AEFC) invested $3,000 in the Fund that represented 200 shares for Class A, Class B and Class Y, respectively. Operations commenced on Nov. 13, 1996. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Significant accounting policies followed by the Fund are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

      Foreign currency translations and
      foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation and/or depreciation is determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends from net investment income, declared and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, the Fund amortizes premium and original issue discount daily and market discount is recognized at the time of sale.

      At April 30, 1998, AEFC owned 206 shares of Class Y.


  2

Expenses and
sales charges



      The Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio and providing administrative services. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.79% to 0.67% annually.

      Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.060% to 0.035% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

     oClass A $15

     oClass B $16

     oClass Y $15

      The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and commencing on May 9, 1997, the fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $255,909 for Class A and $8,389 for Class B for the six months ended April 30, 1998. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

      During the six months ended April 30, 1998, the Fund's custodian and transfer agency fees were reduced by $4,453 as a result of earnings credits from overnight cash balances.



  3

Securities
transactions




      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $49,382,416 and $22,981,956, respectively, for the six months ended April 30, 1998. Realized gains and losses are determined on an identified cost basis.



  4

Capital share
transactions

      Transactions in shares of capital stock for the periods indicated are as follows:

                                       Six months ended April 30, 1998

                                  Class A           Class B         Class Y

      Sold                      3,143,350         2,152,811              --

      Issued for reinvested        77,297            36,242               3
        distributions

      Redeemed                   (501,280)         (278,048)             --

      Net increase (decrease)   2,719,367         1,911,005               3


                                        Period ended Oct. 31, 1997*

                                  Class A           Class B         Class Y

      Sold                      6,080,386         3,803,795              --

      Issued for reinvested        46,529            18,710               3
        distributions

      Redeemed                   (380,478)         (208,866)             --

      Net increase (decrease)   5,746,437         3,613,639               3


    * Inception date was Nov. 13, 1996.


  5

Foreign currency
contracts



      At April 30, 1998, the Fund had entered into foreign currency exchange contracts that obligate the Fund to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

      Exchange date   Currency to     Currency to    Unrealized     Unrealized
                     be delivered     be received   appreciation   depreciation


      May 4, 1998       66,843            119,984          $26            $--
                     U. S. Dollar      Deutsche Mark

      May 4, 1998       195,443           987,478           --             58
                     U. S. Dollar   South African Rand

      Total                                                $26            $58





  6

Option contracts
written


      The number of contracts and premium amounts associated with options contracts written is as follows:

                                       Six months ended April 30, 1998

                                                    Puts
                                       Contracts             Premium


      Balance Oct. 31, 1997               --                  $   --

      Opened                               5                   3,725

      Balance April 30, 1998               5                  $3,725



      See "Summary of significant accounting policies."





  7

Interest rate
futures contracts



      At April 30, 1998, investments in securities included securities valued at $465,572 that were pledged as collateral to cover initial margin deposits on five open purchase contracts. The market value of the open purchase contracts at April 30, 1998 was $271,563 with a net unrealized gain of $4,441. See "Summary of significant accounting policies."


8.  Financial highlights


      The  tables  below  show  certain  important  financial   information  for
      evaluating the Fund's results.


      Fiscal period endedOct. 31,

      Per share income and capital changesa


                                                  Class A                  Class B                Class Y

                                             1998(b)     1997(c)      1998(b)     1997(c)     1998(b)     1997(c)

Net asset value,                            $5.33       $5.00        $5.31       $5.00       $5.33       $5.00
beginning of period

               Income from investment operations:

Net investment income (loss)                  .06         .09          .04         .06         .06         .10

Net gains (losses) (both                      .68         .31          .69         .30         .69         .31
realized and unrealized)

Total from investment operations              .74         .40          .73         .36         .75         .41

               Less distributions:

Dividends from net
investment income                            (.05)       (.07)        (.04)       (.05)       (.06)       (.08)

Distributions from
realized gains                               (.01)         --         (.01)         --        (.01)         --

Total distributions                          (.06)       (.07)        (.05)       (.05)       (.07)       (.08)

Net asset value,                            $6.01       $5.33        $5.99       $5.31       $6.01       $5.33
end of period

                      Ratios/supplemental data

                                                  Class A                  Class B                 Class Y
                                             1998b       1997c        1998b       1997c       1998b       1997c

Net assets, end of                            $51         $31          $33         $19         $--         $--
period (in millions)

Ratio of expenses to                       1.37%e    1.45%e,f       2.14%e    2.22%e,f      1.35%e    1.30%e,f
average daily net assetsd

Ratio of net income (loss) to              1.74%e      2.18%e        .98%e      1.41%e      1.80%e      2.46%e
average daily net assets

Portfolio turnover rate                       38%         44%          38%         44%         38%         44%
(excluding short-term
securities)

Total returng                               14.2%        8.1%        13.7%        7.3%       14.2%        8.2%

Average brokerage                          $.0231      $.0339       $.0231      $.0339      $.0231      $.0339
commission rateh

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended April 30, 1998 (Unaudited).
c Inception date period from Nov. 13, 1996 to Oct. 31, 1997.
d Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f During the period from Nov. 13, 1996 to Oct. 31, 1997, AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 2.29%, 2.96% and 2.14% for Class A, B, and Y, respectively.
g Total return does not reflect payment of a sales charge.
h The Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.



 Investments in securities


      IDS Global Balanced Fund
      April 30, 1998 (Unaudited)



                                                        (Percentages represent
                                                          value of investments
                                                       compared to net assets)



 Common stocks (58.9%)
Issuer                       Shares       Value(a)

 Australia (0.2%)
 Banks and savings & loans
 Westpac Banking             28,000(b)     $188,110

 Brazil (0.4%)

 Energy (0.2%)
 Petroleo Brasileiro ADR      7,000(b)      177,139


 Utilities -- electric (0.2%)
 Centrais Eletricas Brasileiras
    ADR                       7,000         145,321

 Chile (0.1%)
 Utilities -- telephone
 Cia de Telecomunicaciones
    de Chile ADR              2,000          50,125


 France (6.9%)

 Automotive & related (0.3%)
 Michelin Cl B                3,478         219,234


 Banks and savings & loans (1.8%)
 Banque Natl de Paris        17,200       1,450,741


 Computers & office equipment (0.7%)
 Dassault Systems            15,460         606,981


 Energy (0.8%)
 TOTAL Cl B                   5,600(b)      666,112


 Food (0.3%)
 Sodexho Alliance             1,167         213,753


 Household products (1.9%)
 Rhone-Poulenc Cl A          32,438       1,587,094


 Leisure time & entertainment (1.1%)
 Accor                        3,300         899,800


 Germany (2.7%)

 Automotive & related (0.1%)
 Volkswagen AG                   87          69,288


 Banks and savings & loans (1.1%)
 Bayerische Vereinsbank      12,061(b)      917,531

 Chemicals (0.6%)
 Henkel KGaA                  6,790         529,789


 Industrial equipment & services (0.9%)
 Mannesmann                     897(b)      711,881


 Hong Kong (1.2%)

 Financial services
    Cheung Kong Holdings    145,000(b)      964,047


 Italy (3.8%)

 Banks and savings & loans (2.2%)
 Credito Italiano           182,600         959,727
 Instituto Bancario
    San Paolo di Torino      59,389         858,308
 Total                                    1,818,035

 Utilities -- telephone (1.6%)
 Telecom Italia             179,900       1,345,688


 Japan (3.1%)

 Banks and savings & loans (0.4%)
 Sakura Bank                100,000         343,920


 Computers & office equipment (0.6%)
 Fujitsu                     42,000         490,476


 Electronics (1.4%)
 NEC                         38,000         427,967
 Rohm                         5,000(b)      564,626
 Tokyo Electron               4,000         157,218
 Total                                    1,149,811

 Financial services (0.2%)
 Sumitomo Realty
    & Development            36,000         172,789

 Media (0.5%)
 Sony                         4,800         399,456


 Mexico (1.0%)

 Banks and savings & loans (0.7%)
 Grupo Financiero
    Bancomer Cl B           795,200(b)      549,190

 Media (0.3%)
 Grupo Televisa ADR           5,700(b)      233,700


 Netherlands (3.7%)

 Computers & office equipment (0.5%)
 Baan                         9,626        $421,712


 Household products (0.4%)
 Unilever                    33,490         356,839


 Industrial equipment & services (0.6%)
 Philips Electronics          5,553         489,299


 Insurance (2.2%)
 ING Groep                   27,700       1,800,411


 Singapore (0.7%)

 Banks and savings & loans (0.2%)
 Oversea-Chinese Banking      4,000          21,099
 United Overseas Bank        25,000(b)      118,445
 Total                                      139,544


 Building materials & construction (0.3%)
 Singapore Technologies
    Engineering             325,000(b)      279,208

 Financial services (0.2%)
 City Developments           46,000         199,051


 Spain (1.5%)

 Banks and savings & loans (1.0%)
 Argentaria                   9,625(b)      802,610


 Building materials & construction (0.5%)
 Grupo Acciona                1,670         375,997


 Sweden (0.7%)

 Communications equipment & services
 Ericsson (LM) Cl B          10,650         561,251


 Switzerland (3.3%)

 Banks and savings & loans (2.1%)
 Credit Suisse Group          3,406         748,971
 Schweizer Bankgesellschaft     590(b)      949,850
 Total                                    1,698,821


 Health care (1.2%)
 Novartis                       625       1,032,851


 United Kingdom (6.8%)

 Banks and savings & loans (0.4%)
 Barclays                    12,915(b)     $370,923


 Chemicals (0.6%)
 Imperial Chemical Inds      28,041(b)      508,442


 Energy (0.5%)
 Shell Transport & Trading   54,189         402,901


 Healthcare (0.5%)
 SmithKline Beecham          34,213         410,039


 Multi-industry conglomerates (1.7%)
 General Electric PLC       105,080(b)      859,061
 Williams ADR                74,072         567,466
 Total                                    1,426,527


 Retail (1.4%)
 Great Universal Stores      73,258       1,118,166


 Transportation (0.3%)
 British Airways             23,580         247,698


 Utilities -- telephone (1.4%)
 Orange                      81,737         594,056
 Vodafone                    50,036         551,132
 Total                                    1,145,188


 United States (23.4%)

 Banks and savings & loans (2.1%)
 Banc One                    16,720         983,345
 BankAmerica                  9,200         782,000
 Total                                    1,765,345


 Computers & office equipment (2.5%)
 Cisco Systems               11,425(b)      836,881
 Compaq Computer             17,000         477,062
 Natl Data                   21,100         861,143
 Total                                    2,175,086

 Electronics (1.4%)
 Intel                       14,600       1,179,863


 Energy equipment & services (0.9%)
 Baker Hughes                18,600         753,300

 Financial services (3.0%)
 CIT Group Cl A              21,890        $775,726
 Fannie Mae                  14,700         880,162
 Travelers Group             13,300         813,793
 Total                                    2,469,681

 Health care (1.3%)
 Pfizer                       9,400       1,069,838


 Health care services (1.1%)
 HBO & Co                    15,700         939,056


 Household products (0.9%)
 Colgate-Palmolive            8,500         762,344


 Industrial equipment & services (1.1%)
 Illinois Tool Works         12,400         874,200


 Insurance (1.1%)
 American Intl Group          7,080         931,463


 Leisure time & entertainment (1.1%)
 Disney (Walt)                7,440        $924,885


 Media (1.3%)
 Interpublic Group of Cos    17,150       1,095,456


 Multi-industry conglomerates (0.9%)
 General Electric             8,660         737,183


 Retail (3.4%)
 Safeway                     26,600(b)    1,017,450
 Walgreen                    23,300         803,850
 Wal-Mart Stores             20,600       1,041,588
 Total                                    2,862,888

 Utilities -- telephone (1.3%)
 AirTouch Communications     19,800(b)    1,051,875


 Total common stocks
 (Cost: $40,157,808)                   $49,279,952



 Bonds (35.1%)

Issuer                                             Coupon                   Principal                  Value(a)
                                                     rate                     amount

 Argentina (0.3%)
 Comp Nav Perez Companc
      (U.S. Dollar)
            01-30-04                                 9.00%                  $100,000(c)                $101,000
 Republic of Argentina
      (U.S. Dollar)
            01-30-17                                11.38                    150,000                    166,125
 Total                                                                                                  267,125


 Brazil (0.6%)
 Espirito Santo Centrais
      (U.S. Dollar) Sr Nts
            07-15-07                                10.00                    200,000(c)                 192,928
 Republic of Brazil
      (U.S. Dollar)
            05-15-27                                10.13                    300,000                    289,578
 Total                                                                                                  482,506


 Canada (0.7%)
 Govt of Canada
      (Canadian Dollar)
            06-01-23                                 8.00                    400,000                    362,625
 Rogers Communication
      (Canadian Dollar) Sr Nts
            07-24-07                                 6.37                    300,000                    212,435
 Total                                                                                                  575,060


 China (0.3%)
 Greater Beijing
      (U.S. Dollar) Sr Nts
            06-15-07                                 9.50                    300,000(c)                 238,962


 Denmark (0.6%)
 Govt of Denmark
      (Danish Krone)
            05-15-03                                 8.00                    600,000                     99,319
            11-10-24                                 7.00                  2,500,000                    428,663
 Total                                                                                                  527,982



 Germany (4.0%)
 Federal Republic of Germany
      (Deutsche Mark)
            06-20-16                                 6.00                  1,850,000                  1,117,152
            07-04-27                                 6.50                  1,400,000                    888,546
 Treuhandanstalt
      (Deutsche Mark)
            01-29-03                                 7.125                 2,000,000                  1,231,906
 Total                                                                                                3,237,604

 Greece (0.6%)
 Hellenic Republic
      (Greek Drachma)
            03-21-00                                 9.80                160,000,000                    508,144


 Hong Kong (1.4%)
 Dao Heng Bank
      (U.S. Dollar) Sub Nts
            01-24-07                                 7.75                    600,000(c)                 543,972
 Guangdong Enterprises
      (U.S. Dollar) Sr Nts
            05-22-07                                 8.88                    200,000(c)                 177,758
 Hutchison Whampo Finance
      (U.S. Dollar) Company Guaranty
            08-01-27                                 7.50                    525,000(c)                 472,626
 Total                                                                                                1,194,356

 Indonesia (0.1%)
 Tjiwi Kimia FN Mauritius
      (U.S. Dollar) Company Guaranty
            08-01-04                                10.00                    100,000                     82,000



 Japan (0.3%)
 Sony
      (U.S. Dollar)
            03-04-03                                 6.13                    250,000                    250,230


 Mexico (1.2%)
 Banco Nacional de Comercio Exterior
      (U.S. Dollar)
            02-02-04                                 7.25                    500,000                    471,250
 Bancomext Trust
      (U.S. Dollar)
            05-30-06                                11.25                    150,000(c)                 170,802
 United Mexican States
      (U.S. Dollar)
            05-15-26                                11.50                    150,000                    180,750
 United Mexican States
      (British Pound) Medium-term Nts Series E
            05-30-02                                14.48                    125,000                    205,145
 Total                                                                                                1,027,947


 Norway (1.2%)
 Govt of Norway
      (Norwegian Krone)
            11-30-04                                 5.75                  7,200,000                    987,365



 Panama (0.3%)
 Banco General
      (U.S. Dollar)
            08-01-02                                 7.70                    250,000(c)                 248,358


 Peru (0.3%)
 Southern Peru Copper
      (U.S. Dollar)
            05-30-07                                 7.90                    250,000                    255,320


 Philippines (0.2%)
 Philippine Long Distance Telephone
      (U.S. Dollar) Medium-term Nts Series E
            03-06-17                                 8.35                    150,000(c)                 135,696


 Russia (0.2%)
 Tatneft Finance
      (U.S. Dollar) Company Guaranty
            10-29-02                                 9.00                    150,000(c)                 136,415


 South Africa (0.4%)
 Escom
      (South Africa Rand)
            09-01-01                                 8.00                  1,000,000                    173,440
 Republic of South Africa
      (South African Rand)
            02-28-05                                12.00                  1,000,000                    191,632
 Total                                                                                                  365,072



 South Korea (0.9%)
 Hyundai Semiconductor
      (U.S. Dollar) Sr Nts
            05-15-07                                 8.63                    200,000(c)                 175,729
 Korea Development Bank
      (U.S. Dollar)
            05-15-06                                 7.25                     75,000                     67,804
 Korea Electric Power
      (U.S. Dollar)
            07-01-02                                 8.00                    200,000                    191,757
 Republic of Korea
      (U.S. Dollar)
            04-15-08                                 8.88                    330,000                    324,670
 Total                                                                                                  759,960


 Spain (0.5%)
 Govt of Spain
      (Spanish Peseta)
            04-30-06                                 8.80                 53,700,000                    438,622


 Sweden (0.7%)
 Govt of Sweden
      (Swedish Krona)
            02-09-05                                 6.00                  1,300,000                    175,611
            08-15-07                                 8.00                  1,600,000                    247,491
 Paulson Enteprenad
      (Swedish Krona)
            12-15-00                                 6.14                  1,000,000                    120,423
 Total                                                                                                  543,525



 United Kingdom (3.2%)
 United Kingdom Treasury
      (British Pound)
            03-03-00                                 9.00                    250,000                    435,595
            07-14-00                                13.00                    250,000                    472,468
            06-07-02                                 7.00                     75,000                    129,569
            06-10-03                                 8.00                    100,000                    181,912
            04-18-05                                 9.50                    340,000                    681,442
            08-25-17                                 8.75                    350,000                    776,217
 Total                                                                                                2,677,203


 United States (16.6%)
 ABN-Amro Bank
      (U.S. Dollar)
            05-15-23                                 7.75                    300,000                    328,653
 California Infrastructure
     Pacific Gas & Electric
      (U.S.Dollar)
            06-25-03                                 6.16                    400,000                    402,240
 EES Coke Battery
      (U.S. Dollar) Sr Nts
            04-15-02                                 7.13                    169,901(c)                 171,248
 Federal Natl Mtge Assn
      (U.S. Dollar)
            03-01-27                                 7.50                    263,660                    271,064
 Ford Motor Credit
      (U.S. Dollar)
            09-10-02                                 6.55                    400,000                    405,372
 GTE North
      (U.S. Dollar) Series F
            02-15-10                                 6.38                    250,000                    249,048
 Morgan (JP)
      (U.S. Dollar) Sr Sub Medium-term Nts Series A
            02-15-12                                 4.00                    100,000(d)                  92,781
 Phillips Petroleum
      (U.S. Dollar)
            03-15-28                                 7.13                    200,000                    195,032
 Resolution Funding Corp
       (U.S. Dollar)
            01-15-19                                 3.45                    250,000                     69,480
 TU Electric Capital
      (U.S. Dollar) Company Guaranty
            01-30-37                                 8.18                    100,000                    102,318



 U.S. Treasury
      (U.S. Dollar)
            11-15-99                                 5.88%                $1,350,000                 $1,355,751
            11-30-99                                 5.63                    800,000                    800,728
            05-15-00                                 6.38                    500,000                    507,545
            08-31-00                                 6.25                    600,000                    608,358
            11-15-01                                 7.50                  1,200,000                  1,270,656
            02-28-03                                 5.50                    650,000                    645,600
            02-15-05                                 7.50                    650,000                    713,876
            10-15-06                                 6.50                    465,000                    487,441
            11-15-16                                 7.50                  2,900,000(g)               3,375,397
            11-15-26                                 6.50                    300,000                    319,506
            02-15-27                                 6.63                    700,000                    758,520
      (U.S. Dollar) TIPS
            01-15-07                                 3.375                   200,000(e)                 197,942
 USX
      (U.S. Dollar)
            03-01-08                                 6.85                    200,000                    200,680
 Zurich Capital
      (U.S. Dollar) Company Guaranty
            06-01-37                                 8.38                    125,000(c)                 136,721
 Total                                                                                               13,665,957


 Venezuela (0.5%)
 Govt of Venezuela
      (U.S. Dollar) Series DM
            03-31-07                                 2.42                    512,000                    246,472
 Venezuela Synthetic
      (Deutsche Mark)
            12-29-03                                 5.54                    350,000                    199,169
 Total                                                                                                  445,641


 Total bonds
 (Cost: $28,884,255)                                                                                $29,051,050





 Other (--%)
Issuer                       Shares       Value(a)

 France
 Rhone-Poulenc
     Warrants                 3,777         $18,222

 Total other
 (Cost: $--)                                 $18,222



 Short-term securities (5.7%) (f)
Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
             purchase

 U.S. government agency
 Federal Home Loan Mtge Corp Disc Nts
    05-08-98     5.45%      $100,000        $99,894
    05-20-98     5.42      4,200,000      4,188,030
    05-22-98     5.42        500,000        498,425

 Total short-term securities
 (Cost: $4,786,349)                      $4,786,349


 Total investments in securities
 (Cost: $73,828,412) (h)                $83,135,573



See accompanying notes to investments in securities.



 Notes to investments in securities


(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign securities values are stated in U.S.dollars.
For debt securities, principal amounts are denominated in the currency indicated.

(b) Non-income producing.

(c) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(d) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 1998.

(e) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(f) At April 30, 1998, cash or short-term securities were designated to cover open put options written as follows:

Issuer                      Shares      Exercise     Expiration      Value(a)
                                           price           date


U.S. Treasury Bonds,
   June 1998                  500          $118       May 1998        $3,725

(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

Type of security                                              Notional amount


Purchase contracts
British Gilt futures                                                   $2,500

(h) At April 30, 1998, the cost of securities for federal income tax purposes was approximately $73,821,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


 Unrealized appreciation ........................................$10,406,000
 Unrealized depreciation .........................................(1,091,000)

 Net unrealized appreciation .....................................$9,315,000



      Board members and officers

      Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Former chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President,  treasurer and corporate secretary of Board Services
and secretary    Corporation.


                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

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IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

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Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

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IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

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IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

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IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

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IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

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IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

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IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

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IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

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Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

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IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

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IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

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IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

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Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

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IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

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IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

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IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

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IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

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Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

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IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

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For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS Global Balanced Fund
IDS Tower 10
Minneapolis, MN 55440-0010